Investment Objectives and Goals - VanEck Real Assets ETF	Feb. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Real Assets ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The investment objective of VanEck® Real Assets ETF (the “Fund”) is long-term total return. In pursuing long-term total return, the Fund seeks to maximize “real returns” (as defined below) while seeking to reduce downside risk during sustained market declines.